Schedule of Reinsurance (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Reinsurance Premiums for Insurance Companies, by Product Segment, Net Amount [Abstract]
Reinsurance Premiums for Insurance Companies, Product Segment, Gross amount	$ 1,178		$ 1,015		$ 890
Reinsurance Effect on Claims and Benefits Incurred, Amount Ceded to other companies	(347)		(291)		(255)
Reinsurance Effect on Claims and Benefits Incurred, Amount Assumed from other companies	0		0		0
Reinsurance Effect on Claims and Benefits Incurred, Net amount	831		724		635
Reinsurance Premiums for Insurance Companies, by Product Segment, Percentage of amount assumed to net	0.00%		0.00%		0.00%
Life, accident and health insurance in force [Member]
Reinsurance Premiums for Insurance Companies, by Product Segment, Net Amount [Abstract]
Reinsurance Premiums for Insurance Companies, Product Segment, Gross amount	241,936		228,095		216,002
Reinsurance Effect on Claims and Benefits Incurred, Amount Ceded to other companies	(59,588)		(58,310)		(59,895)
Reinsurance Effect on Claims and Benefits Incurred, Amount Assumed from other companies	5		6		5
Reinsurance Effect on Claims and Benefits Incurred, Net amount	182,353		169,791		156,112
Reinsurance Premiums for Insurance Companies, by Product Segment, Percentage of amount assumed to net	0.00%		0.00%		0.00%
Life insurance [Member]
Reinsurance Premiums for Insurance Companies, by Product Segment, Net Amount [Abstract]
Reinsurance Premiums for Insurance Companies, Product Segment, Gross amount	888	[1]	783	[1]	701	[1]
Reinsurance Effect on Claims and Benefits Incurred, Amount Ceded to other companies	(57)	[1]	(59)	[1]	(66)	[1]
Reinsurance Effect on Claims and Benefits Incurred, Net amount	831	[1]	724	[1]	635	[1]
Reinsurance Premiums for Insurance Companies, by Product Segment, Percentage of amount assumed to net	0.00%	[1]	0.00%	[1]	0.00%	[1]
Accident and health insurance [Member]
Reinsurance Premiums for Insurance Companies, by Product Segment, Net Amount [Abstract]
Reinsurance Premiums for Insurance Companies, Product Segment, Gross amount	290		232		189
Reinsurance Effect on Claims and Benefits Incurred, Amount Ceded to other companies	$ (290)		$ (232)		$ (189)
Reinsurance Premiums for Insurance Companies, by Product Segment, Percentage of amount assumed to net	0.00%		0.00%		0.00%

[1]	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment and universal life insurance products.